Postemployment Benefits Pension Plans - Schedule of Accumulated Benefit Obligation in Excess of Fair Value of Plan Assets (Details) - Pension Plans - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 0	$ 0
Accumulated benefit obligation	0	0
Fair value of plan assets	0	0
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	162	146
Accumulated benefit obligation	156	139
Fair value of plan assets	$ 70	$ 65